Other Assets (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Schedule of Other Assets

As at October 31 ($ millions)	2022	2021

Accrued interest	$3,710	$2,155
Accounts receivable and prepaids	1,715	2,201
Current tax assets	3,349	1,722
Margin deposit derivatives	15,656	5,990
Segregated fund assets	1,795	2,197
Pension assets (Note 28)	1,052	456
Receivable from brokers, dealers and clients	4,608	2,997
Other	5,371	4,226
Total	$37,256	$21,944